RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / lb	Sep. 30, 2014 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) $ / lb	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / lb	Dec. 31, 2013 USD ($)
Accounts payable and accrued liabilities	$ 1,429,736			$ 1,429,736		$ 775,653	$ 200,669
Loans from related parties current portion	79,537			79,537
Investment in tenant improvements				(335,063)	$ (506,152)	(533,252)
Professional Fees	34,405	$ 128,879		481,784	478,273	799,490	$ 854,678
COO
Salary compensation	160,000			160,000
Professional Fees	40,000			123,333		128,000	86,143
Manager
Salary compensation	160,000			160,000		65,000	81,667
Professional Fees	26,667			116,666		230,000	116,667
CEO
Salary compensation	160,000			160,000		76,000	106,800
Professional Fees	26,667			116,666		164,000	118,800
Dynamic
Accounts payable and accrued liabilities	9,000			9,000
Investment in tenant improvements			$ 43,535	$ 52,535		401,289
Debt Settlement
Date of Debt Instrument				May 19, 2015
Accounts payable and accrued liabilities	89,000			$ 89,000
Promissory Note Settlement
Date of Debt Instrument				May 20, 2015
Debt Instrument, Interest Rate				16.00%
Debt Instrument, Maturity Date				Sep. 01, 2018
Bluechip
Monthly Consulting Fee				$ 8,000
Professional Fees				55,000
CFO
Monthly Consulting Fee				5,500
Monthly Additional Fee				200
Atlas
Accounts payable and accrued liabilities	$ 210,981			$ 210,981		$ 55,532	43,702
Inventory Purchase Price | $ / lb	0.36			0.36		0.36
Inventory Purchase	$ 83,789	$ 480,093		$ 428,052	$ 1,102,563	$ 1,764,315	$ 256,720